Item 1. Schedule of Investments:
Putnam Capital Appreciation Fund

The fund's portfolio
8/31/05 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Aerospace and Defense (0.1%)

AAR Corp. (NON)	10,512	$185,011
Triumph Group, Inc. (NON) (S)	3,741	146,909

		331,920

Airlines (0.2%)

Alaska Air Group, Inc. (NON) (S)	22,151	746,932
ExpressJet Holdings, Inc. (NON) (S)	106,772	1,015,402
World Air Holdings, Inc. (NON) (S)	9,264	93,288

		1,855,622

Automotive (0.9%)

BorgWarner, Inc.	47,069	2,751,654
TBC Corp. (NON)	4,497	119,845
Tenneco Automotive, Inc. (NON)	191,512	3,472,113

		6,343,612

Banking (7.4%)

Anchor BanCorp Wisconsin, Inc.	9,612	292,878
Bank of America Corp.	253,900	10,925,317
Center Financial Corp.	2,518	64,008
City Holding Co. (S)	6,266	230,088
Commerce Bancorp, Inc. (S)	662,400	22,336,128
First Regional Bancorp (NON)	665	57,749
FirstFed Financial Corp. (NON) (S)	66,617	3,833,808
Independent Bank Corp. - Michigan	7,395	223,921
Lakeland Financial Corp.	645	28,038
Provident Financial Hldgs.	2,192	64,335
R&G Financial Corp. Class B (Puerto Rico) (S)	79,512	1,203,017
Republic Bancorp, Inc. Class A	2,044	46,256
Southwest Bancorp, Inc.	4,361	100,783
U.S. Bancorp	458,800	13,406,136
Westcorp	13,918	859,437

		53,671,899

Biotechnology (0.2%)

Albany Molecular Research, Inc. (NON) (S)	20,807	347,061
Arqule, Inc. (NON)	12,050	92,062
Connetics Corp. (NON) (S)	13,300	253,498
Diversa Corp. (NON)	19,373	92,215
Regeneron Pharmaceuticals, Inc. (NON)	44,996	336,120
Savient Pharmaceuticals, Inc. (NON) (S)	66,300	267,852
Telik, Inc. (NON) (S)	22,100	338,130

		1,726,938

Building Materials (1.6%)

Masco Corp.	362,400	11,118,432
Tyler Technologies, Inc. (NON)	20,640	167,597
Universal Forest Products, Inc.	8,203	446,489

		11,732,518

Chemicals (0.5%)

Andersons, Inc. (The)	1,313	39,469
Georgia Gulf Corp. (S)	120,054	3,349,507

		3,388,976

Commercial and Consumer Services (6.3%)

Administaff, Inc.	131,321	4,723,616
Catalina Marketing Corp. (S)	89,299	2,137,818
CCC Information Services Group (NON)	4,285	109,782
Consolidated Graphics, Inc. (NON) (S)	12,953	500,115
eBay, Inc. (NON)	409,300	16,572,557
Google, Inc. Class A (NON)	20,500	5,863,000
HUB Group, Inc. Class A (NON) (S)	10,836	349,461
John H. Harland Co. (S)	26,463	1,110,123
NCO Group, Inc. (NON) (S)	5,419	113,691
Sabre Holdings Corp. (S)	177,400	3,402,532
Spherion Corp. (NON) (S)	12,983	95,685
Startek, Inc. (S)	10,892	146,062
TeleTech Holdings, Inc. (NON)	40,838	346,306

Unifirst Corp.	3,536	138,929
Yahoo!, Inc. (NON)	297,100	9,905,314

		45,514,991

Communications Equipment (2.0%)

Cisco Systems, Inc. (NON)	770,400	13,574,448
Inter-Tel, Inc. (S)	42,292	936,768
Redback Networks, Inc. (NON) (S)	32,729	295,870

		14,807,086

Computers (5.4%)

Apple Computer, Inc. (NON)	254,700	11,953,071
Brocade Communications Systems, Inc. (NON)	785,002	3,132,158
Catapult Communications Corp. (NON)	12,239	194,845
Checkpoint Systems, Inc. (NON) (S)	17,965	392,535
Dell, Inc. (NON) (S)	516,500	18,387,400
Emulex Corp. (NON)	221,523	4,773,821
Magma Design Automation, Inc. (NON)	5,415	47,923
Netgear, Inc. (NON) (S)	3,034	67,264

		38,949,017

Conglomerates (1.7%)

Tyco International, Ltd.	452,300	12,587,509

Construction (--%)

Huttig Building Products, Inc. (NON)	9,865	89,180

Consumer Cyclicals (--%)

Hooker Furniture Corp.	1,223	22,161

Consumer Finance (6.4%)

Accredited Home Lenders Holding Co. (NON) (S)	41,699	1,670,462
Asta Funding, Inc. (S)	6,168	190,530
Capital One Financial Corp.	220,633	18,144,858
CompuCredit Corp. (NON) (S)	47,900	2,005,094
Countrywide Financial Corp.	704,400	23,801,676
Doral Financial Corp. (Puerto Rico) (S)	42,584	610,655
World Acceptance Corp. (NON) (S)	12,335	315,653

		46,738,928

Consumer Goods (2.1%)

Avon Products, Inc.	339,400	11,139,108
Blyth Industries, Inc.	23,897	593,840
Darling International, Inc. (NON)	22,181	83,401
Yankee Candle Co., Inc. (The)	134,475	3,694,028

		15,510,377

Consumer Services (0.3%)

Alderwoods Group, Inc. (Canada) (NON)	32,379	520,978
Geo Group, Inc. (The) (NON)	10,199	284,552
Labor Ready, Inc. (NON)	55,902	1,270,093

		2,075,623

Electric Utilities (1.2%)

Alliant Energy Corp.	3,135	94,207
Black Hills Corp.	22,997	957,825
CMS Energy Corp. (NON)	449,937	7,243,986
Puget Energy, Inc. (S)	2,312	52,644

		8,348,662

Electronics (1.0%)

Agilysys, Inc.	7,464	133,979
FEI Co. (NON) (S)	3,102	64,925
IXYS Corp. (NON)	25,681	266,312
Methode Electronics, Inc. Class A	20,432	251,722
Omnivision Technologies, Inc. (NON) (S)	31,968	468,651
Stoneridge, Inc. (NON)	12,387	119,039
Storage Technology Corp. (NON)	137,953	5,097,363
TriQuint Semiconductor, Inc. (NON)	126,000	486,360
TTM Technologies, Inc. (NON)	38,858	300,761

		7,189,112

Energy (0.1%)

Atwood Oceanics, Inc. (NON)	3,131	235,545
Parker Drilling Co. (NON)	88,489	714,106

		949,651

Engineering & Construction (0.6%)

Eagle Materials, Inc. (S)	32,047	3,609,774
Noble International, Ltd. (S)	6,618	154,795
Perini Corp. (NON) (S)	16,178	313,691

		4,078,260

Financial (3.8%)

Asset Acceptance Capital Corp. (NON) (S)	8,907	257,145
CNA Surety Corp. (NON)	3,617	45,213
Fannie Mae	288,300	14,714,832
New Century Financial Corp. (R) (S)	23,600	1,014,564
PMI Group, Inc. (The) (S)	213,900	8,654,394
Radian Group, Inc.	61,562	3,150,743
Student Loan Corp.	72	16,272

		27,853,163

Forest Products and Packaging (0.6%)

Albany International Corp.	61,073	2,199,849
CSS Industries, Inc.	4,077	147,180
Graphic Packaging Corp. (NON)	14,350	47,212
Grief, Inc. Class A	13,189	776,173
Louisiana-Pacific Corp.	54,172	1,370,010

		4,540,424

Gaming & Lottery (--%)

Dover Downs Gaming & Entertainment, Inc.	5,564	74,112

Health Care Services (3.7%)

American Dental Partners, Inc. (NON)	2,538	77,739
Cerner Corp. (NON) (S)	52,900	4,166,404
Genesis HealthCare Corp. (NON)	27,305	1,094,931
Manor Care, Inc. (S)	150,862	5,954,523
OCA, Inc. (NON) (S)	5,529	7,188
Odyssey Healthcare, Inc. (NON)	15,422	257,547
UnitedHealth Group, Inc.	300,500	15,475,750

		27,034,082

Homebuilding (1.9%)

NVR, Inc. (NON)	15,400	13,629,000

Household Furniture and Appliances (--%)

Select Comfort Corp. (NON) (S)	6,201	119,865

Insurance (7.4%)

Affirmative Insurance Holdings, Inc. (S)	6,118	92,443
American Equity Investment Life Holding Co. (S)	66,984	748,881
American International Group, Inc.	428,600	25,373,120
American Physicians Capital, Inc. (NON)	3,631	160,527
AmerUs Group Co. (S)	106,517	5,892,520
Bristol West Holdings, Inc.	6,636	115,798
Commerce Group, Inc.	17,175	1,001,646
Delphi Financial Group Class A	18,024	848,930
Direct General Corp.	9,042	155,522
Everest Re Group, Ltd. (Barbados)	103,100	9,546,029
FPIC Insurance Group, Inc. (NON)	1,447	50,631
HCC Insurance Holdings, Inc.	134,161	3,575,391
Infinity Property & Casualty Corp.	12,781	415,638
IPC Holdings, Ltd. (Bermuda)	537	21,099
Midland Co. (The)	3,818	120,687
National Interstate Corp.	3,312	52,694
Presidential Life Corp. (S)	1,264	22,234
Stancorp Financial Group	11,570	935,435
Triad Guaranty, Inc. (NON) (S)	4,302	181,673
United Fire & Casualty Co.	8,186	337,345
W.R. Berkley Corp.	89,851	3,188,812
Zenith National Insurance Corp.	10,198	644,004

		53,481,059

Investment Banking/Brokerage (0.8%)

Affiliated Managers Group (NON)	67,516	4,902,337
Calamos Asset Management, Inc. Class A (S)	8,754	235,833
IndyMac Bancorp, Inc.	22,595	899,959

		6,038,129

Leisure (3.1%)

Artic Cat, Inc. (S)	16,652	359,184
Harley-Davidson, Inc. (S)	383,900	18,910,914

Marine Products Corp. (S)	4,752	57,262
Winnebago Industries, Inc. (S)	112,597	3,430,831

		22,758,191

Lodging/Tourism (1.7%)

MTR Gaming Group, Inc. (NON)	18,532	171,236
Royal Caribbean Cruises, Ltd.	279,900	11,957,328

		12,128,564

Machinery (1.2%)

Applied Industrial Technologies, Inc. (S)	12,377	444,458
Cascade Corp. (S)	10,594	480,756
Terex Corp. (NON)	162,654	7,934,262

		8,859,476

Manufacturing (0.1%)

Blount International, Inc. (NON) (S)	9,954	179,172
Titan International, Inc. (S)	12,874	175,859

		355,031

Media (--%)

MasTec, Inc. (NON) (S)	12,722	146,939

Medical Technology (0.8%)

Alliance Imaging, Inc. (NON)	11,804	108,951
American Medical Systems Holdings, Inc. (NON)	85,819	1,759,290
Analogic Corp.	11,230	559,816
Candela Corp. (NON)	5,260	52,127
Cantel Medical Corp. (NON) (S)	3,979	82,763
Charles River Laboratories International, Inc. (NON)	860	43,705
Epix Pharmaceuticals, Inc. (NON)	28,478	242,917
Medical Action Industries, Inc. (NON)	3,035	51,959
Respironics, Inc. (NON)	74,312	2,910,058

		5,811,586

Metal Fabricators (0.1%)

Brush Engineered Materials, Inc. (NON) (S)	23,276	373,813
Mueller Industries, Inc.	6,900	180,849

		554,662

Metals (2.6%)

A.M. Castle & Co. (NON)	15,130	229,976
AK Steel Holding Corp. (NON)	382,009	3,017,871
Encore Wire Corp. (NON) (S)	21,852	308,113
NS Group, Inc. (NON)	1,602	66,675
Reliance Steel & Aluminum Co. (S)	79,805	3,830,640
Shiloh Industries, Inc. (NON)	2,136	28,537
Steel Dynamics, Inc. (S)	176,584	5,567,694
United States Steel Corp.	142,600	5,977,792

		19,027,298

Natural Gas Utilities (0.2%)

Energen Corp.	1,079	41,347
Transmontaigne, Inc. (NON)	36,396	344,670
WGL Holdings, Inc.	38,100	1,252,347

		1,638,364

Office Equipment & Supplies (0.1%)

Kimball International, Inc. Class B	8,750	110,600
Steelcase, Inc.	37,822	555,227
Systemax, Inc. (NON)	13,517	94,213

		760,040

Oil & Gas (7.6%)

Amerada Hess Corp.	141,200	17,946,520
Cabot Oil & Gas Corp. Class A	2,854	123,264
Callon Petroleum Co. (NON)	15,973	295,181
Chevron Corp.	79,100	4,856,740
Giant Industries, Inc. (NON) (S)	67,593	3,328,955
Harvest Natural Resources, Inc. (NON) (S)	9,598	97,804
Occidental Petroleum Corp.	294,300	24,435,729
Petroleum Development Corp. (NON) (S)	12,631	479,978
Vintage Petroleum, Inc. (S)	104,600	4,019,778

		55,583,949

Pharmaceuticals (2.2%)

Enzon, Inc. (NON) (S)	21,277	148,726
Pfizer, Inc. (SEG)	609,084	15,513,369

		15,662,095

Power Producers (1.0%)

AES Corp. (The) (NON)	470,400	7,404,096

Publishing (0.1%)

Hollinger International, Inc.	42,663	433,456

Railroads (--%)

Rail America, Inc. (NON) (S)	10,452	120,616

Real Estate (2.3%)

Boykin Lodging Co. (NON)(R) (S)	16,471	216,758
Capital Automotive (R) (S)	80,922	2,902,672
CBL & Associates Properties (R) (S)	41,200	1,747,704
Cedar Shopping Centers, Inc. (R)	6,011	88,241
Equity Inns, Inc. (R) (S)	38,162	490,382
Innkeepers USA Trust (R) (S)	13,659	214,446
LTC Properties, Inc. (R)	21,359	432,093
Mills Corp. (R) (S)	33,800	1,978,652
National Health Investors, Inc. (R)	74,031	2,144,678
Newcastle Investment Corp. (R) (S)	21,031	620,204
Novastar Financial, Inc. (R) (S)	10,904	373,353
Omega Healthcare Investors, Inc. (R) (S)	44,343	588,875
RAIT Investment Trust (R) (S)	55,848	1,669,297
Redwood Trust, Inc. (R)	64,034	3,221,551

		16,688,906

Restaurants (0.1%)

Denny's Corp. (NON)	56,931	298,888
Luby's, Inc. (NON)	16,556	217,546

		516,434

Retail (7.2%)

Best Buy Co., Inc.	196,050	9,343,743
Blair Corp.	1,194	47,760
Borders Group, Inc.	54,705	1,248,915
Cato Corp. (The) Class A	34,685	672,889
CSK Auto Corp. (NON) (S)	15,257	255,555
Home Depot, Inc. (The)	262,800	10,596,096
Ingles Markets, Inc. Class A	4,825	72,134
Nash Finch Co. (S)	48,141	2,021,922
Nu Skin Enterprises, Inc. Class A (S)	60,535	1,291,817
Office Depot, Inc. (NON)	226,400	6,792,000
Payless ShoeSource, Inc. (NON)	79,706	1,477,749
Rent-A-Center, Inc. (NON) (S)	155,551	3,142,130
ShopKo Stores, Inc. (NON)	27,100	673,977
Supervalu, Inc.	175,724	6,115,195
Timberland Co. (The) Class A (NON)	145,157	4,788,729
Too, Inc. (NON)	124,188	3,310,852
Trans World Entertainment Corp. (NON)	19,870	148,230

		51,999,693

Schools (1.9%)

Apollo Group, Inc. Class A (NON) (S)	162,600	12,790,116
Education Management Corp. (NON)	29,900	1,012,713

		13,802,829

Semiconductor (0.1%)

ADE Corp. (NON)	10,546	230,114
Advanced Energy Industries, Inc. (NON)	9,777	116,542
Sigmatel, Inc. (NON)	17,018	329,298

		675,954

Shipping (0.1%)

ABX Air, Inc. (NON)	24,331	198,298
Arkansas Best Corp. (S)	16,001	538,754
Maritrans, Inc.	8,860	259,775

		996,827

Software (5.3%)

Adobe Systems, Inc. (S)	266,100	7,195,343
Ansoft Corp. (NON)	5,470	143,805
Atari, Inc. (NON)	49,978	63,471

Blackboard, Inc. (NON) (S)	12,741	307,822
BMC Software, Inc. (NON)	383,517	7,670,339
Citrix Systems, Inc. (NON) (S)	228,139	5,429,707
EPIQ Systems, Inc. (NON) (S)	15,798	290,050
Hyperion Solutions Corp. (NON)	53,496	2,320,122
Mantech International Corp. Class A (NON)	5,869	181,998
Oracle Corp. (NON) (S)	1,096,000	14,215,120
SonicWall, Inc. (NON)	38,895	232,203
SPSS, Inc. (NON)	11,288	246,078
		38,296,058

Staffing (0.1%)
AMN Healthcare Services, Inc. (NON)	25,541	394,864

Technology Services (0.6%)
Acxiom Corp.	106,792	2,116,617
MTS Systems Corp. (S)	2,600	107,172
Transaction Systems Architects, Inc. (NON)	30,050	804,739
United Online, Inc. (S)	104,600	1,362,938
		4,391,466

Telecommunications (1.2%)
Commonwealth Telephone Enterprises, Inc. (S)	11,032	443,928
Earthlink, Inc. (NON)	562,374	5,488,770
Intrado, Inc. (NON) (S)	15,757	236,355
Premiere Global Services, Inc. (NON)	252,424	2,302,107
Talk America Holdings, Inc. (NON) (S)	30,266	277,539
		8,748,699

Textiles (0.6%)
Stride Rite Corp.	11,466	147,911
Tommy Hilfiger Corp. (Hong Kong) (NON)	77,598	1,361,845
Wolverine World Wide, Inc. (S)	148,424	3,127,294
		4,637,050

Tobacco (2.0%)
Altria Group, Inc.	201,100	14,217,770

Toys (0.3%)
Hasbro, Inc.	102,084	2,113,139
Jakks Pacific, Inc. (NON) (S)	10,240	170,086
		2,283,225

Trucks & Parts (0.7%)
Autoliv, Inc. (Sweden)	117,549	5,230,931

Total common stocks (cost $695,084,451)		$722,806,945

SHORT-TERM INVESTMENTS (0.7%)(a)
	Principal
	amount/ shares	Value
Putnam Prime Money Market Fund (e)	4,918,150	$4,918,150
Short-term investments held as collateral for loaned securities with yields ranging from 3.53% to 3.713% and due dates ranging from
September 1, 2005 to September 15, 2005 (d)	$83,833,310	$83,780,111

Total short-term investments (cost $88,698,261)		$88,698,261
TOTAL INVESTMENTS
Total investments (cost $783,782,712)(b)		$811,505,206

Putnam Capital Appreciation Fund
FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Russell 2000 Index MIni (Long)	40	$ 2,001,600	Sep-05	$823
S&P 500 Index (Short)	1	305,350	Sep-05	(4,269)

Total				$(3,446)

NOTES

(a) Percentages indicated are based on net assets of $726,147,004.

(b) The aggregate identified cost on a tax basis is $789,178,621, resulting in gross unrealized appreciation and depreciation of $65,341,029 and $43,014,444, respectively, or net unrealized appreciation of $22,326,585.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2005.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $93,626 for the period ended August 31, 2005. During the period ended August 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $62,358,463 and $66,208,977, respectively.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2005, the value of securities loaned amounted to $81,603,191. The fund received cash collateral of $83,780,111 which is pooled with collateral of other Putnam funds into 23 issues of high-grade, short-term investments.

At August 31, 2005, liquid assets totaling $2,306,848 have been designated as collateral for open future contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or on swaps to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005